Segment Reporting - Capital Expenditure (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Capital Expenditures:
Capital expenditures	$ 30.9	$ 25.5	$ 70.2
Operating Segments [Member] | Tim Hortons [Member]
Capital Expenditures:
Capital expenditures	8.0
Operating Segments [Member] | Burger King [Member]
Capital Expenditures:
Capital expenditures	$ 22.9	$ 25.5	$ 70.2